Pension and other post-retirement benefits - Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2018	$ 34,632
2019	31,118
2020	31,991
2021	35,919
2022	35,957
2023-2027	188,777
Post Retirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2018	5,862
2019	6,368
2020	7,051
2021	7,513
2022	8,045
2023-2027	$ 46,906